Fixed Assets Fixed Assets	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Fixed Assets	Fixed Assets
The following is a summary of the Company’s fixed assets as of December 31:

	2019			2018
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Computers, furniture and fixtures	$93,224	$(69,687)	$23,537	$100,276	$(73,060)	$27,216
Leasehold improvements	117,409	(59,892)	57,517	116,459	(55,486)	60,973
	$210,633	$(129,579)	$81,054	$216,735	$(128,546)	$88,189

Depreciation expense for the years ended December 31, 2019, 2018, and 2017 was $25,133, $27,111 and $23,873, respectively.